UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2019

WESTERN ASSET

HIGH YIELD DEFINED OPPORTUNITY FUND INC. (HYI)

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed-income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities.

The Fund has a limited term and as a fundamental policy intends to liquidate and distribute substantially all of its net assets to stockholders after making appropriate provisions for any liabilities of the Fund on or about September 30, 2025.

II	Western Asset High Yield Defined Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Defined Opportunity Fund Inc. for the six-month reporting period ended November 30, 2019. Please read on for Fund performance during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2019

Western Asset High Yield Defined Opportunity Fund Inc.	III

Performance review

For the six months ended November 30, 2019, Western Asset High Yield Defined Opportunity Fund Inc. returned 3.81% based on its net asset value (“NAV”)i and 9.25% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index B Componentii and the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index Caa Componentiii, returned 4.74% and -1.90%, respectively, over the same time frame. The Lipper High Yield Closed-End Funds Category Averageiv returned 3.28% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.54 per share. As of November 30, 2019, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2019. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2019 (unaudited)
Price Per Share	6-Month Total Return**
$16.11 (NAV)	3.81	%†
$15.25 (Market Price)	9.25	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “HYI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHYIX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

IV	Western Asset High Yield Defined Opportunity Fund Inc.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset High Yield Defined Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 20, 2019

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in lower-rated high-yield bonds, commonly known as “junk bonds,” which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. Investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, economic, or regulatory structure of specific countries or regions. These risks are greater in emerging markets. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset High Yield Defined Opportunity Fund Inc.	V

Performance review (cont’d)

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap B Component is an index of the 2% Issuer Cap component of the broader Bloomberg Barclays U.S. Corporate High Yield Index and is comprised of B-rated securities included in this Index. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Caa Component is an index of the 2% Issuer Cap component of the broader Bloomberg Barclays U.S. Corporate High Yield Index and is comprised of Caa-rated securities included in this Index.

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 9 funds in the Fund’s Lipper category.

VI	Western Asset High Yield Defined Opportunity Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2019 and May 31, 2019 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	1

Schedule of investments (unaudited)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 85.7%
Communication Services — 17.5%
Diversified Telecommunication Services — 1.4%
Intelsat Jackson Holdings SA, Senior Notes	9.750%	7/15/25	2,000,000	$1,685,000	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,564,410	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	441,881	(a)
Windstream Services LLC/Wind-stream Finance Corp., Secured Notes	10.500%	6/30/24	3,025,000	1,218,818	*(a)(b)
Windstream Services LLC/Wind-stream Finance Corp., Secured
Notes	9.000%	6/30/25	330,000	126,362	*(a)(b)
Total Diversified Telecommunication Services				5,036,471
Entertainment — 0.7%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	733,667
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	1,961,877
Total Entertainment				2,695,544
Interactive Media & Services — 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000	516,541
Media — 9.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,400,000	3,638,085	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	5,910,000	6,560,248	(a)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	2,200,000	2,500,355	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,310,093	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,428,831	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	5,744,171
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	8,032,915
Entercom Media Corp., Secured Notes	6.500%	5/1/27	830,000	878,013	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	420,000	432,746
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	546,654	(a)

See Notes to Financial Statements.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,050,000	$1,083,248	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,074,624	(a)
Total Media				35,229,983
Wireless Telecommunication Services — 5.6%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,190,000	1,269,004	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	899,000	1,013,061	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,204,431	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	893,828	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,582,993
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	155,353
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000	430,711
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,680,327
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,481,925
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	579,674
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	883,602	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	574,341	(a)
Vimpel Communications Via VIP
Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000	2,912,118	(a)
Total Wireless Telecommunication Services				20,661,368
Total Communication Services				64,139,907
Consumer Discretionary — 9.8%
Auto Components — 2.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,231,995	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	540,000	578,300	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	509,375
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	250,000	250,399
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,730,000	1,743,018
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,359,602	(a)
Total Auto Components				7,672,689

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Consumer Services — 2.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,680,000		$2,814,931	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	710,000		777,626	(a)
GW B-CR Security Corp., Senior Notes	9.500%	11/1/27	776,000		808,980	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	995,000		1,047,859	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,259,533
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	2,430,000		2,540,359	(a)
Total Diversified Consumer Services					9,249,288
Hotels, Restaurants & Leisure — 2.2%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	440,000		478,683	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	500,000		531,245	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	890,000		911,209	(a)(d)
Saga PLC, Senior Notes	3.375%	5/12/24	590,000	GBP	647,505	(c)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,300,000		1,358,500	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	762,000		810,703	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,210,000		1,264,952	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	310,000		332,420	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,710,000		1,798,052	(a)
Total Hotels, Restaurants & Leisure					8,133,269
Specialty Retail — 2.8%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,190,000	EUR	1,266,865	( c)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	430,000		330,204	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	3,120,000		1,879,246	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,660,000		4,578,450	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,100,000		2,181,375
Total Specialty Retail					10,236,140

See Notes to Financial Statements.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Textiles, Apparel & Luxury Goods — 0.2%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	600,000	EUR	$679,899	(c)
Total Consumer Discretionary					35,971,285
Consumer Staples — 1.5%
Food Products — 1.1%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	180,000		187,198	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,795,000		3,025,091	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	935,000		906,941	(a)
Total Food Products					4,119,230
Household Products — 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,415,000		1,485,283
Total Consumer Staples					5,604,513
Energy — 16.6%
Energy Equipment & Services — 0.3%
Transocean Inc., Senior Notes	9.000%	7/15/23	218,000		222,970	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	1,420,000		879,591
Total Energy Equipment & Services					1,102,561
Oil, Gas & Consumable Fuels — 16.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		351,136
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,510,000		1,309,400	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,920,000		1,737,012	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,450,000		1,258,379	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	380,000		373,508
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000		1,730,460
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	3,320,000		2,333,336
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	320,000		195,200
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,400,000		1,425,031
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000		1,722,653
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	310,000		143,483	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000		1,106,874
MEG Energy Corp., Senior Notes	7.000%	3/31/24	5,880,000		5,780,775	(a)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000		$1,012,043	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000		2,094,525
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	770,000		721,394
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,563,000		2,357,960
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000		1,202,730
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000		2,611,820
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,650,000		4,017,007
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000		5,174,624
Range Resources Corp., Senior Notes	5.000%	3/15/23	3,300,000		2,875,092
Range Resources Corp., Senior Notes	4.875%	5/15/25	2,435,000		1,990,613
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		599,925	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		614,506	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,050,000		893,487	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000		598,689	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	690,000		686,455
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	990,000		1,071,499	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,750,000		3,115,312	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	580,198	(a)
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,680,000		1,430,759
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		444,178
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		567,695
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		423,659
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		1,859,295

See Notes to Financial Statements.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000	$484,057
YPF SA, Senior Notes	8.500%	7/28/25	3,340,000	2,756,886	(a)
Total Oil, Gas & Consumable Fuels				59,651,655
Total Energy				60,754,216
Financials — 12.0%
Banks — 8.8%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,120,000	1,269,201	(e)(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	740,000	825,235	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000	2,188,319
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	995,143	(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,000,000	987,525	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000	926,117	(a)(e)(f)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000	806,123	(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,249,074	(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,608,469	(a)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	926,190	(e)(f)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	$308,695	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	759,430	(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,696,249	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,410,000	3,642,192	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	4.424%	9/30/27	7,000,000	6,877,290	(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	610,000	660,008	(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,046,250	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,382,102	(a)(f)
Total Banks				32,153,612
Capital Markets — 0.7%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000	907,057
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,370,000	1,486,450	(a)(e)(f)
Total Capital Markets				2,393,507
Consumer Finance — 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	840,000	896,692
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	750,823
Total Consumer Finance				1,647,515
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	360,000	380,486
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	700,000	741,562	(a)

See Notes to Financial Statements.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000		$473,984	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	1,000,000	EUR	1,093,437	(c)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,480,000		1,517,444	(a)(g)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,333,969
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		338,380
Total Diversified Financial Services					7,879,262
Total Financials					44,073,896
Health Care — 8.1%
Health Care Equipment & Supplies — 0.1%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	320,000	GBP	381,797	(c)
Health Care Providers & Services — 3.3%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	3,285,000		2,867,526	(a)
Aveanna Healthcare LLC	9.750%	12/15/26	340,000		355,300	(a)(d)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000		1,921,198	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	350,000		360,059
DaVita Inc., Senior Notes	5.000%	5/1/25	1,370,000		1,416,826
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,152,185
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,120,000		1,134,465
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	1,000,000		1,030,000
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,540,000		1,686,300
Total Health Care Providers & Services					11,923,859
Pharmaceuticals — 4.7%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		238,355	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	786,000		797,782	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000		3,429,726	(a)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000	$1,582,000	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	210,000	220,235	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000	1,138,575	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	290,000	285,085
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	4,130,000	3,933,825
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	150,000	147,272
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	6,170,000	5,583,850
Total Pharmaceuticals				17,356,705
Total Health Care				29,662,361
Industrials — 5.6%
Building Products — 0.7%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	980,000	1,019,026	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,570,000	1,624,671	(a)
Total Building Products				2,643,697
Commercial Services & Supplies — 2.6%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	2,500,000	2,518,750	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,280,000	1,365,283	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,130,000	4,517,921
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	415,000	444,060
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	638,002
Total Commercial Services & Supplies				9,484,016

See Notes to Financial Statements.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Containers & Packaging — 0.6%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	1,720,000	EUR	$1,658,058	(a)(g)
Hercule Debtco Sarl, Senior Secured Notes (6.750% PIK)	6.750%	6/30/24	500,000	EUR	481,994	(c)(g)
Total Containers & Packaging					2,140,052
Industrial Conglomerates — 0.2%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	650,000		636,825	(e)(f)
Machinery — 0.5%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	670,000		642,640	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	940,000		401,850
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	900,000		884,563
Total Machinery					1,929,053
Marine — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,670,000		1,331,408	(a)
Road & Rail — 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,000,000		957,500	(a)
Trading Companies & Distributors — 0.4%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	370,000		289,679	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,070,000		1,041,912	(a)
Total Trading Companies & Distributors					1,331,591
Total Industrials					20,454,142
Information Technology — 2.6%
Communications Equipment — 1.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000		4,301,918	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	70,000		67,725	(a)
Total Communications Equipment					4,369,643
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000		1,095,025	(a)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.0%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,196,203	$89,715	(a)(g)(h)(i)
Technology Hardware, Storage & Peripherals — 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000	285,863	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	757,135
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,473,743
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	222,076
Western Digital Corp., Senior Notes	4.750%	2/15/26	178,000	183,674
Total Technology Hardware, Storage & Peripherals				3,922,491
Total Information Technology				9,476,874
Materials — 9.9%
Construction Materials — 0.5%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	461,437	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	800,000	856,278	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	510,000	531,670
Total Construction Materials				1,849,385
Containers & Packaging — 3.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	4,090,000	4,085,706	(a)(g)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,905,000	4,110,012	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,200,000	1,283,787	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	452,708
Pactiv LLC, Senior Notes	8.375%	4/15/27	2,280,000	2,503,092
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	850,220	(a)
Total Containers & Packaging				13,285,525
Metals & Mining — 5.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	500,000	527,495	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,130,000	1,231,499	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	440,000	475,122	(a)

See Notes to Financial Statements.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
ArcelorMittal, Senior Notes	7.000%	10/15/39	2,020,000	$2,446,369
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	624,000	627,510	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	500,000	506,097	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,420,000	1,398,700	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	459,180
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	312,325
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	388,702
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	990,000	1,042,925
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	278,550
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,330,000	3,205,458
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	970,000	997,078	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	380,000	381,896	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	411,000	265,863	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	260,000	293,308
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,790,951
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	953,201
Total Metals & Mining				18,582,229
Paper & Forest Products — 0.7%
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,330,000	2,481,951
Total Materials				36,199,090
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	670,000	542,717
GEO Group Inc.	5.875%	10/15/24	750,000	630,311
Total Real Estate				1,173,028
Utilities — 1.8%
Electric Utilities — 1.3%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,766,844
Pampa Energia SA, Senior Notes	7.375%	7/21/23	2,270,000	1,953,142	(c)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	600,000		$510,397	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	330,000		324,340	(a)
Total Electric Utilities					4,554,723
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000		1,984,711
Total Utilities					6,539,434
Total Corporate Bonds & Notes (Cost — $288,756,768)					314,048,746
Sovereign Bonds — 6.7%
Argentina — 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	70.941%	6/21/20	56,620,000	ARS	245,896	(f)(h)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	900,000		406,719
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,250,000		545,390
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	2,340,000		955,691
Total Argentina					2,153,696
Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,466,000	BRL	613,363
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,700,000	BRL	3,588,737
Total Brazil					4,202,100
Costa Rica — 0.3%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	930,000		942,090	(a)
Ecuador — 1.1%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	710,000		702,504	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000		176,562	(c)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	3,370,000		2,975,077	(a)
Total Ecuador					3,854,143

See Notes to Financial Statements.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Ghana — 0.3%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,000,000		$988,313	(a)
Indonesia — 0.7%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	5,985,000,000	IDR	439,788
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	31,811,000,000	IDR	2,302,323
Total Indonesia					2,742,111
Mexico — 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	917,541
Russia — 1.5%
Russian Federal Bond — OFZ	7.000%	1/25/23	58,120,000	RUB	931,428
Russian Federal Bond — OFZ	7.750%	9/16/26	183,580,000	RUB	3,096,978
Russian Federal Bond — OFZ	8.150%	2/3/27	90,000,000	RUB	1,552,633
Total Russia					5,581,039
Ukraine — 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,543,688	(a)
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	47,140,000	UYU	1,224,067	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	13,140,000	UYU	299,032	(c)
Total Uruguay					1,523,099
Total Sovereign Bonds (Cost — $27,479,730)					24,447,820
Senior Loans — 2.7%
Communication Services — 0.2%
Media — 0.2%
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	642,961		648,104	(f)(j)(k)(l)
Consumer Discretionary — 1.8%
Auto Components — 0.2%
American Axle & Manufacturing Inc., Term Loan B	3.960-4.190%	4/6/24	570,000		561,212	(f)(j)(k)

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 1.6%
Party City Holdings Inc., 2018 Replacement Term Loan	—	8/19/22	1,440,000	$1,290,600	(l)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.770%	3/11/22	4,813,281	4,689,941	(f)(j)(k)
Total Specialty Retail				5,980,541
Total Consumer Discretionary				6,541,753
Health Care — 0.5%
Health Care Providers & Services — 0.5%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	8/6/26	750,000	738,516	(f)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.750%	6/12/26	1,100,000	1,049,125	(f)(j)(k)
Total Health Care				1,787,641
Materials — 0.1%
Containers & Packaging — 0.1%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	2/6/23	487,412	488,986	(f)(j)(k)
Utilities — 0.1%
Electric Utilities — 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.702%	2/7/23	384,024	385,705	(f)(g)(j)(k)
Total Senior Loans (Cost — $9,232,326)				9,852,189
U.S. Government & Agency Obligations — 0.9%
U.S. Government Obligations — 0.9%
U.S. Treasury Notes	1.500%	8/31/21	1,000,000	997,324
U.S. Treasury Notes	1.750%	7/15/22	2,500,000	2,509,326
Total U.S. Government & Agency Obligations (Cost — $3,504,975)				3,506,650
Convertible Bonds & Notes — 0.8%
Communication Services — 0.6%
Media — 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,595,000	2,352,536
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	1,270,000	561,495
Total Convertible Bonds & Notes (Cost — $3,183,569)				2,914,031

See Notes to Financial Statements.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate		Shares		Value
Preferred Stocks — 0.4%
Financials — 0.4%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.695%		17,000		$440,810	(f)
Capital Markets — 0.3%
B. Riley Financial Inc.	6.875%		39,275		1,020,365
Total Preferred Stocks (Cost — $1,281,228)					1,461,175
Common Stocks — 0.3%
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Bossier Escrow Shares			68,957		15,998	*(h)(i)
Energy — 0.3%
Energy Equipment & Services — 0.0%
Hercules Offshore Inc. (Escrow)			46,103		26,870	*(h)(i)
Oil, Gas & Consumable Fuels — 0.3%
Berry Petroleum Corp.			113,017		900,745
MWO Holdings LLC			442		33,800	*(h)(i)
Total Oil, Gas & Consumable Fuels					934,545
Total Energy					961,415
Total Common Stocks (Cost — $3,109,982)					977,413

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%
Argentina — 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost — $446,682)	4.000%	3/6/20	18,628,777	ARS	80,224	(h)

		Expiration Date	Rights
Rights — 0.0%
DISH Network Corp. (Cost — $0)		12/10/19	1,708		1,161	*
Total Investments before Short-Term Investments (Cost — $336,995,260)					357,289,409

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 1.6%
Repurchase Agreements — 1.2%
Goldman Sachs & Co. repurchase agreement dated 11/29/19; Proceeds at Maturity — $4,500,600, (Fully collateralized by U.S. government obligations, 3.000% due 5/15/45; Market value — $4,594,444) (Cost — $4,500,000)	1.600%	12/2/19	4,500,000	$4,500,000

			Shares
Money Market Funds — 0.4%
Dreyfus Government Cash Management, Institutional Shares (Cost — $1,414,451)	1.556%		1,414,451	1,414,451
Total Short-Term Investments (Cost — $5,914,451)				5,914,451
Total Investments — 99.1% (Cost — $342,909,711)				363,203,860
Other Assets in Excess of Liabilities — 0.9%				3,267,248
Total Net Assets — 100.0%				$366,471,108

See Notes to Financial Statements.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Western Asset High Yield Defined Opportunity Fund Inc.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of November 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of November 30, 2019. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

CAD	— Canadian Dollar

CER	— Coeficente de Establilzacion de Referencia

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OJSC	— Open Joint Stock Company

PIK	— Payment-In-Kind

RUB	— Russian Ruble

USD	— United States Dollar

UYU	— Uruguayan Peso

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Defined Opportunity Fund Inc.

At November 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,446,919	EUR	5,820,000	Barclays Bank PLC	1/17/20	$11,298
USD	3,114,527	EUR	2,818,105	BNP Paribas SA	1/17/20	(1,668)
MXN	1,187,601	USD	59,716	JPMorgan Chase & Co.	1/17/20	599
USD	624,112	CAD	830,000	JPMorgan Chase & Co.	1/17/20	(1,004)
USD	323,033	GBP	263,454	JPMorgan Chase & Co.	1/17/20	(18,374)
Total						$(9,149)

Abbreviations used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

20	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2019

Assets:
Investments, at value (Cost — $342,909,711)	$363,203,860
Foreign currency, at value (Cost — $523,056)	480,452
Cash	2,409,545
Interest receivable	5,801,979
Receivable for securities sold	1,802,936
Unrealized appreciation on forward foreign currency contracts	11,897
Prepaid expenses	7,289
Total Assets	373,717,958

Liabilities:
Payable for securities purchased	4,838,250
Distributions payable	2,058,827
Investment management fee payable	233,645
Unrealized depreciation on forward foreign currency contracts	21,046
Directors’ fees payable	6,944
Accrued expenses	88,138
Total Liabilities	7,246,850
Total Net Assets	$366,471,108

Net Assets:
Par value ($0.001 par value; 22,749,468 shares issued and outstanding; 100,000,000 common shares authorized)	$22,749
Paid-in capital in excess of par value	430,360,229
Total distributable earnings (loss)	(63,911,870)
Total Net Assets	$366,471,108

Shares Outstanding	22,749,468

Net Asset Value	$16.11

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended November 30, 2019

Investment Income:
Interest	$14,460,964
Dividends	85,695
Total Investment Income	14,546,659

Expenses:
Investment management fee (Note 2)	1,481,280
Directors’ fees	48,326
Audit and tax fees	27,392
Legal fees	22,488
Transfer agent fees	22,449
Fund accounting fees	21,833
Shareholder reports	10,363
Custody fees	9,655
Stock exchange listing fees	6,259
Insurance	2,815
Interest expense	420
Miscellaneous expenses	7,998
Total Expenses	1,661,278
Less: Fee waivers and/or expense reimbursements (Note 2)	(46,290)
Net Expenses	1,614,988
Net Investment Income	12,931,671

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(7,597,393)
Futures contracts	260,032
Forward foreign currency contracts	302,175
Foreign currency transactions	(26,691)
Net Realized Loss	(7,061,877)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,132,652
Forward foreign currency contracts	(125,180)
Foreign currencies	(69,899)
Change in Net Unrealized Appreciation (Depreciation)	7,937,573
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	875,696
Increase in Net Assets From Operations	$13,807,367

See Notes to Financial Statements.

22	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2019 (unaudited) and the Year Ended May 31, 2019	November 30	May 31

Operations:
Net investment income	$12,931,671	$25,860,061
Net realized loss	(7,061,877)	(8,252,332)
Change in net unrealized appreciation (depreciation)	7,937,573	3,304,885
Increase in Net Assets From Operations	13,807,367	20,912,614

Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,250,589)	(24,179,515)
Decrease in Net Assets From Distributions to Shareholders	(12,250,589)	(24,179,515)

Fund Share Transactions:
Cost of shares repurchased (0 and 33,902 shares repurchased, respectively)	—	(445,351)
Decrease in Net Assets From Fund Share Transactions	—	(445,351)
Increase (Decrease) in Net Assets	1,556,778	(3,712,252)

Net Assets:
Beginning of period	364,914,330	368,626,582
End of period	$366,471,108	$364,914,330

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	23

Financial highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2019[1,2]	2019[1]	2018[1]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]

Net asset value, beginning of period	$16.04	$16.18	$16.93	$16.46	$16.96	$19.38	$19.02

Income (loss) from operations:
Net investment income	0.57	1.14	1.10	0.88	1.28	1.30	1.38
Net realized and unrealized gain (loss)	0.04	(0.22)	(0.73)	0.53	(0.46)	(2.40)	0.44
Total income (loss) from operations	0.61	0.92	0.37	1.41	0.82	(1.10)	1.82

Less distributions from:
Net investment income	(0.54) [5]	(1.06)	(1.12)	(0.94)	(1.32)	(1.32)	(1.37)
Return of capital	—	—	—	—	—	—	(0.09)
Total distributions	(0.54)	(1.06)	(1.12)	(0.94)	(1.32)	(1.32)	(1.46)
Anti-dilutive impact of repurchase plan	—	0.00 [6,7]	—	—	—	—	—

Net asset value, end of period	$16.11	$16.04	$16.18	$16.93	$16.46	$16.96	$19.38

Market price, end of period	$15.25	$14.46	$14.55	$15.44	$15.32	$14.46	$17.17
Total return, based on NAV[8,9]	3.81%	5.95%	2.20%	8.82%	5.53%	(5.85)%	9.80%
Total return, based on Market Price[10]	9.25%	6.97%	1.45%	7.15%	16.17%	(8.51)%	5.54%

Net assets, end of period (millions)	$366	$365	$369	$386	$375	$386	$442

Ratios to average net assets:
Gross expenses	0.90%[11]	0.90%	0.92%	0.91%[11]	0.91%	0.88%	0.89%
Net expenses	0.87 [11,12]	0.88 [12]	0.92	0.91 [11]	0.91	0.88	0.89
Net investment income	6.98 [11]	7.10	6.58	7.06 [11]	8.11	7.18	7.07

Portfolio turnover rate	23%	89%	88%	62%	70%	58%	42%

See Notes to Financial Statements.

24	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	For the period September 1, 2016 through May 31, 2017.

[4]	For the year ended August 31.

[5]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[6]	Amount represents less than $0.005 per share.

[7]	The repurchase plan was completed at an average repurchase price of $13.14 for 33,902 shares and $445,351 for the year ended May 31, 2019.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[1][0]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund. On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When

26	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$9,387,159	$89,715	$9,476,874
Other Corporate Bonds & Notes	—	304,571,872	—	304,571,872
Sovereign Bonds	—	24,447,820	—	24,447,820
Senior Loans	—	9,852,189	—	9,852,189
U.S. Government & Agency Obligations	—	3,506,650	—	3,506,650
Convertible Bonds & Notes	—	2,914,031	—	2,914,031
Preferred Stocks	$1,461,175	—	—	1,461,175
Common Stocks:
Consumer Discretionary	—	—	15,998	15,998
Energy	900,745	—	60,670	961,415
Non-U.S. Treasury Inflation Protected Securities	—	80,224	—	80,224
Rights	1,161	—	—	1,161
Total Long-Term Investments	2,363,081	354,759,945	166,383	357,289,409
Short-Term Investments†:
Repurchase Agreements	—	4,500,000	—	4,500,000
Money Market Funds	1,414,451	—	—	1,414,451
Total Short-Term Investments	1,414,451	4,500,000	—	5,914,451
Total Investments	$3,777,532	$359,259,945	$166,383	$363,203,860

28	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,897	—	$11,897
Total	$3,777,532	$359,271,842	$166,383	$363,215,757

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$21,046	—	$21,046

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set

30	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

(g) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement,

32	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $21,046. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) serve as additional subadvisers to the Fund, under additional subadvisory agreements with Western Asset. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

34	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset Limited provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Effective December 1, 2018, LMPFA implemented a voluntary investment management fee waiver of 0.025% that continues through November 30, 2019.

During the six months ended November 30, 2019, fees waived and/or expenses reimbursed amounted to $46,290.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$74,255,976	$9,985,469
Sales	81,378,840	7,248,770

At November 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$342,909,711	$35,218,631	$(14,924,482)	$20,294,149
Forward foreign currency contracts	—	11,897	(21,046)	(9,149)

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$11,897

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$21,046

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$260,032	—	$260,032
Forward foreign currency contracts	—	$302,175	302,175
Total	$260,032	$302,175	$562,207

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(125,180)

During the six months ended November 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$1,068,011
Forward foreign currency contracts (to buy)	523,570
Forward foreign currency contracts (to sell)	9,420,524

†	At November 30, 2019, there were no open positions held in this derivative.

36	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Barclays Bank PLC	$11,298	—	$11,298	—	$11,298
BNP Paribas SA	—	$(1,668)	(1,668)	—	(1,668)
JPMorgan Chase & Co.	599	(19,378)	(18,779)	—	(18,779)
Total	$11,897	$(21,046)	$(9,149)	—	$(9,149)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Distributions subsequent to November 30, 2019

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/22/2019	12/2/2019	$0.0905
12/20/2019	12/31/2019	$0.0940
1/24/2020	2/3/2020	$0.0940
2/21/2020	3/2/2020	$0.0940

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2019, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through November 30, 2019, the Fund repurchased 33,902 shares or 0.15% of its common shares outstanding for a total amount of $445,351.

Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

7. Deferred capital losses

As of May 31, 2019, the Fund had deferred capital losses of $73,870,200, which have no expiration date, that will be available to offset future taxable capital gains.

38	Western Asset High Yield Defined Opportunity Fund Inc. 2019 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

Background

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management contract (the “Management Agreement”) with the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”), and Western Asset Management Company Limited in London (“Western Asset London”). Western Asset, Western Asset Singapore, Western Asset Japan, and Western Asset London collectively are hereinafter referred to as the “Sub-Advisers,” and Western Asset Singapore, Western Asset Japan, and Western Asset London collectively are hereinafter referred to as the “Non-U.S. Sub-Advisers.” At a meeting (the “Contract Renewal Meeting”) held in-person on November 13 and 14, 2019, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered a variety of information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Legg Mason Closed-end Funds”), certain portions of which are discussed below. A presentation made by the Manager and Western Asset to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Legg Mason Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and familiarity gained as members of the Boards of the Fund and other Legg Mason Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers.

At a meeting held by conference call on October 10, 2019, the Independent Directors in preparation for the Contract Renewal Meeting met in a private session with their independent legal counsel to review the Contract Renewal Information concerning the Legg Mason

Western Asset High Yield Defined Opportunity Fund Inc.	39

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Adviser participated in this meeting. The discussion below reflects all of these reviews.

The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement and the Sub-Advisers together provide, or in the case of the Non-U.S. Sub-Advisers help to provide, the Fund with certain investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers.

Board Approval of Management Agreement and Sub-Advisory Agreements

In its deliberations regarding the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board, including the Independent Directors, considered various factors, including those described below.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements

The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board also reviewed Contract Renewal Information regarding the Fund’s compliance policies and procedures established pursuant to the 1940 Act.

The Board reviewed the qualifications, backgrounds, and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the Contract Renewal Information and the Board’s discussions with the Manager and Western Asset at the Contract Renewal Meeting, the general reputation and investment performance records of the Manager, Western Asset and their affiliates and the financial resources available to the corporate parent of the Manager and the Sub-Advisers, Legg Mason, Inc. (“Legg Mason”), to support their activities in respect of the Fund and the other Legg Mason Closed-end Funds.

The Board considered the responsibilities of the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and other fund service providers and Western Asset’s coordination and oversight of the services provided to the Fund by the Non-U.S. Sub-Advisers. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its

40	Western Asset High Yield Defined Opportunity Fund Inc.

investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee. Pursuant to this provision of the Management Agreement, the Manager does not provide day-to-day portfolio management services to the Fund. Rather, portfolio management services for the Fund are provided by Western Asset pursuant to the Sub-Advisory Agreement (the “Western Asset Sub-Advisory Agreement”) between the Manager and Western Asset. The Western Asset Sub-Advisory Agreement permits Western Asset to delegate certain of its responsibilities, including its investment sub-advisory duties thereunder, provided that Western Asset, in each case, will supervise the activities of the delegee. Pursuant to this provision of the Western Asset Sub-Advisory Agreement, each Non-U.S. Sub-Adviser helps Western Asset to provide portfolio management services to the Fund pursuant to a separate Sub-Advisory Agreement with Western Asset.

In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, likely purchased their shares of the Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and Western Asset, as well as the resources available to the Manager and the Sub-Advisers.

The Board concluded that, overall, the nature, extent, and quality of the management and other services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements have been satisfactory under the circumstances.

Fund Performance

The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Performance Universe included the Fund and all non-leveraged, high yield closed-end funds, as classified by Broadridge, regardless of asset size. The Performance Universe consisted of nine funds, including the Fund, for the 1-year period ended June 30, 2019; four funds, including the Fund, for the 3- year period ended on such date; and three funds for the 5-year period ended on such date. The Board noted that it had received and discussed with the Manager and Western Asset information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and its peer funds as selected by Broadridge.

The Broadridge Performance Information comparing the Fund’s performance to that of the Performance Universe based on net asset value per share showed, among other things, that among the funds in the Performance Universe, the Fund’s performance was ranked third

Western Asset High Yield Defined Opportunity Fund Inc.	41

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

(first being best in these performance rankings) for the 1-year period ended June 30, 2019 and was ranked second for each of the 3- and 5-year periods ended on such date. The Fund’s performance was above the median performance of the Performance Universe for each of the 1- and 3-year periods and was at the Performance Universe median for the 5-year period. In reviewing the Fund’s performance, the Manager noted that the small number of funds comprising the Performance Universe made meaningful performance comparisons difficult. In addition to the Fund’s performance relative to the Performance Universe, the Board considered the Fund’s performance in absolute terms and the Fund’s performance relative to its benchmark. On a net asset value basis, the Fund outperformed its benchmark for each of the 1- and 3-year periods ended June 30, 2019 but underperformed its benchmark for the 5-year period ended on such date.

Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.

Management and Sub-Advisory Fees and Expense Ratios

The Board reviewed and considered the management fee (the “Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers. The Board noted that the Sub-Advisory Fee payable to Western Asset under the Western Asset Sub-Advisory Agreement is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s shareholders. Similarly, the Board noted that the Sub-Advisory Fee payable to each of the Non-U.S. Sub-Advisers under its Sub-Advisory Agreement with Western Asset is paid by Western Asset, not the Fund, and, accordingly, that the retention of such Non-U.S. Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.

Additionally, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Management Fee and the Fund’s overall expenses with those of funds in an expense group (the “Expense Group”) selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. The Expense Group consisted of the Fund, one other non-leveraged, closed-end high yield fund, two non-leveraged, closed-end general bond funds and one non-leveraged, closed-end loan participation fund, all as classified by Broadridge. The five funds in the Expense Group had average net common share assets ranging from

42	Western Asset High Yield Defined Opportunity Fund Inc.

$41.2 million to $1.039 billion. Three of the other Expense Group funds were larger than the Fund and one was smaller.

The Broadridge Expense Information, comparing the Management Fee as well as the Fund’s actual total expenses to the Fund’s Expense Group, showed, among other things, that the Management Fee on a contractual basis was ranked third (first being lowest and, therefore, best in these expense component rankings) among the funds in the Expense Group. Among the Expense Group funds, the Fund’s actual Management Fee (i.e., giving effect to any voluntary fee waivers implemented by the Manager with respect to the Fund and by the managers of the other Expense Group funds) was ranked second among the funds in the Expense Group. The Broadridge Expense Information further showed that the Fund’s actual total expenses ranked first among the Expense Group funds. The Fund’s contractual Management Fee was at the Expense Group median for that expense component, while the Fund’s actual Management Fee and actual total expenses were below the Expense Group median for each expense component. The Manager noted that the small number, different types and varying sizes of funds comprising the Expense Group made meaningful expense comparisons difficult.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Board was advised that the fees paid by such institutional, separate account and other clients (collectively, “institutional clients”) generally are lower, and may be significantly lower, than the Management Fee. The Contract Renewal Information generally attributed the fee differential to differences in the scope of services provided to the Fund and to institutional clients. Among other things, institutional clients have fewer compliance, administration and other needs than the Fund and the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange. The Contract Renewal Information noted further that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Contract Renewal Information included information regarding management fees paid by open-end mutual funds in the same complex (the “Legg Mason Open-end Funds”) and such information indicated that the management fees paid by the Legg Mason Closed-end Funds generally were higher than those paid by the Legg Mason Open-end Funds. The Contract Renewal Information noted that the Legg Mason Closed-end Funds typically incur expenses that usually are not incurred by the Legg Mason Open-end Funds such as those related to the annual stockholder meeting, compliance with securities exchange listing requirements and the management and monitoring of leverage. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.

Western Asset High Yield Defined Opportunity Fund Inc.	43

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, the Board determined that the Management Fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.

Manager Profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended March 31, 2018 and March 31, 2019. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since Western Asset’s Sub-Advisory Fee is paid by the Manager, not the Fund, and the Sub-Advisory Fees for the Non-U.S. Sub-Advisers are paid by Western Asset, not the Fund. The profitability analysis presented to the Board as part of the Contract Renewal Information indicated that the pre-tax profitability of the Fund to the Manager had decreased in fiscal year 2019 from the level in fiscal year 2018 and remained at a level that the Board did not consider to be excessive in view of judicial guidance and the nature, extent and overall quality of the investment advisory and other services provided to the Fund.

Economies of Scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund with no current plans to seek additional assets beyond maintaining its dividend reinvestment plan, any significant growth in its assets generally will occur through appreciation in the value of the Fund’s investment portfolio, rather than sales of additional shares in the Fund. The Board determined that the Management Fee structure, which incorporates no breakpoints reducing the Management Fee at specified increased asset levels, was appropriate under the circumstances.

Other Benefits to the Manager and the Sub-Advisers

The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund and did not regard such benefits as excessive.

*  *  *  *  *  *

In light of all of the foregoing and other relevant factors, the Board determined, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory

44	Western Asset High Yield Defined Opportunity Fund Inc.

Agreements would be consistent with the interests of the Fund and its stockholders and unanimously voted to continue each Agreement for an additional one-year period. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve continuation of the Management Agreement and the Sub-Advisory Agreements, and each Board member may have attributed different weights to the various factors. The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to the Contract Renewal Meeting, the Board received a memorandum prepared by the Manager discussing its responsibilities in connection with its consideration of the continuation of the Management Agreement and the Sub-Advisory Agreements as part of the Contract Renewal Information and the Independent Directors separately received a memorandum discussing such responsibilities from their independent legal counsel. Prior to voting, the Independent Directors also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or any Sub-Adviser were present.

Western Asset High Yield Defined Opportunity Fund Inc.	45

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Yield Defined Opportunity Fund Inc. was held on October 4, 2019, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
William R. Hutchinson	18,835,428	1,651,390
Nisha Kumar	20,027,058	459,760
Jane Trust	18,944,607	1,542,211

At November 30, 2019, in addition to William R. Hutchinson, Nisha Kumar and Jane Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

46	Western Asset High Yield Defined Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock-holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset High Yield Defined Opportunity Fund Inc.	47

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

48	Western Asset High Yield Defined Opportunity Fund Inc.

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Western Asset

High Yield Defined Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci*

Treasurer and Principal Financial Officer

Todd F. Kuehl

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

*	Effective September 27, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

Western Asset High Yield Defined Opportunity Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

HYI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Yield Defined Opportunity Fund Inc.

Western Asset High Yield Defined Opportunity Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset High Yield Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX013399 1/20 SR19-3796

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2020